Investments in equity investees - Cai Niao and Wheat Commune (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥)	May 31, 2013 CNY (¥)
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Capital contribution in cash | ¥	¥ 106			¥ 50
Equity interest in cost method investment (as a percent)				1.00%
Shares subscribed for consideration of cost method investment (in shares) | shares	30,000,000
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Capital contribution in cash		$ 12	¥ 83
Equity interest in cost method investment (as a percent)		7.45%	7.45%
Number of cities where comprehensive campus service provided | item		100